Capital Commitments	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Capital Commitments

20.	CAPITAL COMMITMENTS

Subject to successful listing and obtaining financing, the Company is committed to building the Anaerobic Digesters and surrounding facilities on the farms in respect of the following customers:

(a) Aberystwyth Dairies Limited

(b) Pannetts Dairies Limited

(c) Geddes Farming Company Limited